UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
   January 1, 2019 to December 31, 2019
   Date of Report (Date of earliest event reported): February 4, 2020
   Commission File Number of securitizer: __________
   Central Index Key Number of securitizer: 0001778859

Jonathan M. Rauch, (202) 312-3016
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

(Exact name of issuing entity as specified in its charter)

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Mahindra Finance USA LLC, as securitizer, has indicated by check mark that there is no activity to report in respect of asset-backed securities issued by DLL 2019-2 LLC for the reporting period.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: February 4, 2020

Mahindra Finance USA LLC (Securitizer)
By	De Lage Landen Financial Services, Inc., as Member of Mahindra Finance USA LLC
By	/s/Kevin O’Hara Name: Kevin O’Hara Title: Managing Director
By	/s/Matthew Goldenberg Name: Matthew Goldenberg Title: VP Capital Markets